Equity Earnings (Loss) of Joint Ventures	12 Months Ended
Jun. 29, 2014
Equity Earnings (Loss) of Joint Ventures

EQUITY EARNINGS (LOSS) OF JOINT VENTURES

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, we hold a one-third ownership interest in VAST LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in VAST LLC is accounted for using the equity method.

The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	June 29, 2014	June 30, 2013	July 1, 2012
Net sales	$111,844	$92,388	$76,373
Cost of goods sold	94,701	76,759	65,211
Gross profit	17,143	15,629	11,162
Engineering, selling and administrative expense	14,169	17,270	14,930
Income (loss) from operations	2,974	(1,641)	(3,768)
Other income, net	1,809	497	246
Income (loss) before provision for Income taxes	4,783	(1,144)	(3,522)
Provision (benefit) for income taxes	810	(690)	(297)
Net income (loss)	$3,973	$(454)	$(3,225)
STRATTEC’s share of VAST LLC net Income (loss)	$1,324	$(151)	$(1,075)
Intercompany profit eliminations	—	4	4
STRATTEC’s equity earnings (loss) of VAST LLC	$1,324	$(147)	$(1,071)

	June 29, 2014	June 30, 2013
Cash and cash equivalents	$8,267	$3,801
Receivables, net	24,907	23,594
Inventories, net	12,649	10,693
Other current assets	7,720	7,892
Total current assets	53,543	45,980
Property, plant and equipment, net	23,949	23,470
Other long-term assets	2,779	4,218
Total assets	$80,271	$73,668
Current liabilities	$44,436	$36,128
Long-term liabilities	6,571	11,808
Total liabilities	$51,007	$47,936
Net assets	$29,264	$25,732
STRATTEC’s share of VAST LLC net assets	$9,755	$8,577

As discussed above under the note Investment in Joint Ventures and Majority Owned Subsidiaries, during 2013 we acquired a 51 percent ownership interest in NextLock LLC, for which we exercise significant influence but do not control and are not the primary beneficiary. Our investment in NextLock LLC is accounted for using the equity method.

The following are summarized statements of operations and summarized balance sheet data for NextLock LLC (thousands of dollars):

	June 29, 2014	June 30, 2013
Engineering, selling and administrative expense	$720	$153
Loss from operations	(720)	(153)
Net (loss)	$(720)	$(153)
STRATTEC’s equity loss of NextLock LLC	$(367)	$(78)

	June 29, 2014	June 30, 2013
Cash and cash equivalents	$611	$1,370
Property, plant and equipment, net	20	—
Total assets	$631	$1,370
Current liabilities	$4	$23
Net assets	$627	$1,347
STRATTEC’s share of NextLock LLC net assets	$320	$687

We have sales of component parts to VAST LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC for general headquarter expenses.

The following tables summarize the related party transactions with VAST LLC for the periods indicated (thousands of dollars):

	2014	2013	2012
Sales to VAST LLC	$231	$141	$170
Purchases from VAST LLC	$233	$219	$207
Expenses charged to VAST LLC	$743	$517	$286
Expenses charged from VAST LLC	$1,261	$729	$699

	June 29, 2014	June 30, 2013
Accounts receivable from VAST LLC	$119	$143
Long-term loan receivable from VAST LLC	$285	$—
Accounts payable to VAST LLC	$98	$128